Inventories	12 Months Ended
Dec. 31, 2023
Schedule Of Inventories
Inventories

13. Inventories

	2023	2022
	US$	US$
Raw materials	64,184	116,721
Finished goods	-	104,430
	64,184	221,151

The cost of inventories recognized as an expense amounted to US$977,619 (2022: US$1,093,194) for the year ended December 31, 2023.